SUBORDINATED LIABILITIES - Parent (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Subordinated Liabilities [Line Items]
Schedule of Subordinated Liabilities

	Group
	2025	2024
	£m	£m
£325m Sterling preference shares	343	343
Undated subordinated liabilities	205	205
Dated subordinated liabilities	1,484	1,837
	2,032	2,385

Santander UK Group Holdings plc
Disclosure Of Subordinated Liabilities [Line Items]
Schedule of Subordinated Liabilities

		2025	2024
Dated subordinated liabilities	Maturity	£m	£m
4.75% Subordinated notes	2025	—	332
5.625% Subordinated notes	2045	210	226
7.869% Subordinated notes	2033	318	318
8.296% Subordinated notes	2033	769	768
		1,297	1,644